12. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

        The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

        On October 23, 2014, the Company sold 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.

NOTE 12. SUBSEQUENT EVENTS

        The Company had the following equity transactions subsequent to the year ended December 31, 2013:

        During January 2014, the Company issued 41,667 shares of its common stock to investors for $312,500.

        On March 10, 2014, a holder of a warrant exercised a warrant on a cashless basis resulting in the issuance of 5,334 shares of the Company's common stock. The warrant price was $1.50 per share.